Segment Reporting (Details) - Schedule of segment reporting - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net revenues of services	$ 631,140	$ 71,568
Commission and fee income on guarantee services, net	3,789
Total interest and fee income	2,882,828	50,682	1,629,062
Interest expenses	(2,218,815)	(25,118)
Provision for loan losses	(2,244,601)	(2,176,216)	(565,187)
Net (loss) income from operation	(945,659)	(2,079,084)	1,063,875
Depreciation	(15,184)	(15,897)	(7,134)
Capital expenditures	(833)
Income tax expense	(244,741)	(17,635)	(250,245)
Segment (loss) profit from continuing operations	(2,557,110)	(3,389,942)	$ (1,405,651)
Segment assets	55,389,282	95,668,530
Net income from operation, before interest expenses		(2,053,966)
Net fees income (loss) and revenues		(2,079,084)
Business conducted by Adrie and is subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	452,733
Commission and fee income on guarantee services, net
Total interest and fee income	2,784,052
Interest expenses	(2,218,815)	(25,118)
Provision for loan losses	(2,244,601)
Net (loss) income from operation	(1,226,631)
Depreciation	(12,882)	(15,897)
Capital expenditures	(833)
Income tax expense	(185,762)	(17,635)
Segment (loss) profit from continuing operations	(2,729,212)	(3,389,942)
Segment assets	3,113,525	95,668,530
Net income from operation, before interest expenses		(2,053,966)
Net fees income (loss) and revenues		(2,079,084)
Business conducted by Lixin Cayman and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	178,407
Commission and fee income on guarantee services, net	3,789
Total interest and fee income	98,776
Interest expenses
Provision for loan losses
Net (loss) income from operation	280,972
Depreciation	(2,302)
Capital expenditures
Income tax expense	(58,979)
Segment (loss) profit from continuing operations	172,102
Segment assets	$ 52,275,757
Net income from operation, before interest expenses
Net fees income (loss) and revenues